                                                                                                                          CH2000SUP4

                                                                              Prudential Annuities Life Assurance Corporation

ADVANCED SERIES
ADVISORS CHOICE(R)2000 ("Choice 2000")
(marketed by some firms as "Advisors Select 2000")

                                                 Supplement dated November 16, 2009
                                                                 To
                                                   Prospectuses dated May 1, 2009

This  supplement  should  be read and  retained  with the  prospectus  for your  Annuity.  If you  would  like  another  copy of the prospectus, please call us at 1-888-PRU-2888.

This supplement  describes two new guaranteed  minimum  accumulation  benefits called Highest DailySM  Guaranteed Return OptionSM II and  Guaranteed  Return  OptionSM  Plus II. Each of these  benefits  is an optional  benefit  available  under the  above-referenced
Annuity.

This  supplement  also describes an option  available to those  currently  participating  in Highest Daily GROSM or GRO Plus 2008SM, under which they may elect,  at no cost, a "90% cap rule" that limits the amount of Account Value that may be  transferred  into the required  AST bond  portfolio  Sub-account.  If you elect the 90% cap rule,  we will  replace the current  formula  governing  asset transfers  under the benefit  with a formula  that will  transfer  no more than 90% of Account  Value into the  applicable  AST bond portfolio Sub-account.

Highest  DailySM  Guaranteed  Return  OptionSM II (HD GROSM II) and Guaranteed  Return OptionSM Plus II (GRO Plus II) are guaranteed optional  accumulation  benefits.  In contrast  to an  optional  lifetime  income  benefit  that  guarantees  a specified  amount of withdrawals for life, an accumulation  benefit  guarantees a minimum account value as of a designated  future date. Thus,  either HD
GRO II or GRO Plus II may be an  appropriate  option for an annuity  owner who wants a  guaranteed  minimum  account  value  after a specified  number of years.  Because the guarantee  inherent in each benefit does not take effect until a specified  number of years into the future,  you should elect such a benefit only if your investment time horizon is of at least that duration.  Please see the introductory  section of "Living  Benefits" in the prospectus for a general  discussion of our optional living  benefits.  As is the case with  optional  living  benefits in  general,  the  fulfillment  of our  guarantee  under these  benefits is  dependent  on our claims-paying ability.

A. We include the following revised entry in the "GLOSSARY OF TERMS" section of the prospectus:

Guaranteed  Return  Option  PlusSM  (GRO  Plus)SM/Guaranteed  Return  Option  Plus  2008SM  (GRO  Plus  2008)SM/  Guaranteed  Return
OptionSMPlus II (GRO Plus II)/Guaranteed  Return Option (GRO)(R)/Highest Daily Guaranteed Return Option (Highest Daily GRO)SM /Highest
DailySM  Guaranteed  Return  OptionSM II (HD GROSMII):  Each of GRO Plus, GRO Plus 2008, GRO, GRO Plus II, Highest Daily GRO, and HD
GRO II is a separate  optional benefit that, for an additional cost,  guarantees a minimum Account Value at one or more future dates and that requires your  participation  in a program that may transfer your Account Value according to a  predetermined  mathematical formula.  Each benefit has different features,  so please consult the pertinent benefit description in the section of the prospectus entitled "Living Benefits".  Certain of these benefits are no longer available for election.

B. We revise the section  entitled "Your  Optional  Benefit Fees and Charges" to add the following line items that set forth the fee for each of HD GRO II and GRO Plus II:

------------------------------------------------------------------------------------------------------------------------------------
                                             YOUR OPTIONAL BENEFIT FEES AND CHARGES(1)
------------------------------------------------------------------------------------------------------------------------------------
                OPTIONAL BENEFIT                                     OPTIONAL                            TOTAL ANNUAL CHARGE(2)
                                                                BENEFIT FEE/CHARGE                           for Choice 2000
                                                       (as a percentage of Sub-account net
                                                       assets, unless otherwise indicated)
------------------------------------------------- ----------------------------------------------- --------------------------------------
------------------------------------------------- ----------------------------------------------- --------------------------------------

GRO PLUS II
                                                                      0.60%                                       1.25%
Current and Maximum Charge(3)
------------------------------------------------- ----------------------------------------------- --------------------------------------

HIGHEST DAILY GRO II
                                                                      0.60%                                       1.25%
Current and Maximum Charge(3)

How Charge is Determined

1) GRO Plus II. Charge for this benefit is assessed  against the average daily net assets of the  Sub-accounts.  Total annual charge of 1.25% applies in all Annuity Years.
Highest Daily GRO II. Charge for this benefit is assessed  against the average  daily net assets of the  Sub-accounts.  Total annual charge of 1.25% applies in all Annuity Years.
2) The Total  Annual  Charge  includes  the  Insurance  Charge  assessed  against  the  average  daily net assets  allocated  to the
Sub-accounts.  If you elect more than one optional  benefit,  the Total Annual Charge would be higher to include the charge for each optional benefit.
3) Because there is no higher charge to which we could  increase the current  charge,  the current charge and maximum charge are one and the same.  Thus,  so long as you retain the benefit,  we cannot  increase your charge for the benefit.  However,  subject to any regulatory  approval,  we do reserve  the right to increase  the charge for  newly-issued  Annuities  that elect the benefit and for existing Annuities that elect or re-add the benefit post-issue.

C. The "Summary - Options for Guaranteed Accumulation" section is revised, in pertinent part, as follows:

These benefits contain detailed provisions, so please see the following sections of the prospectus for complete details:
o        Guaranteed Return Option Plus 2008*
o        Highest Daily GRO*
o        Guaranteed Return Option Plus II
o        Highest Daily GRO II

* No longer  available for new elections in a given state once Highest  Daily GRO II and GRO Plus II,  respectively,  is approved in that State.

D. With respect to the "Investment  Options"  section of the prospectus,  we clarify that those electing  either  Guaranteed  Return
Option Plus II or Highest Daily  Guaranteed  Return Option II must limit their  investment  options to either the Group I investment options or the Group II Optional Allocation & Rebalancing Program investment options set forth below:

                                               Group I: Allowable Benefit Allocations

Permitted Sub-accounts
AST Academic Strategies Asset Allocation
AST Advanced Strategies
AST Balanced Asset Allocation
AST Capital Growth Asset Allocation
AST CLS Growth Asset Allocation
AST CLS Moderate Asset Allocation
AST First Trust Balanced Target
AST First Trust Capital Appreciation Target
AST Horizon Growth Asset Allocation
AST Horizon Moderate Asset Allocation
AST Niemann Capital Growth Asset Allocation
AST Preservation Asset Allocation
AST Schroders Multi-Asset World Strategies
AST T. Rowe Price Asset Allocation
Franklin Templeton VIP Founding Funds Allocation Fund

                                        Group II: Optional Allocation & Rebalancing Program

Permitted Sub-accounts
AST Academic Strategies Asset Allocation
AST Advanced Strategies
AST AllianceBernstein Core Value
AST AllianceBernstein Growth & Income
AST American Century Income & Growth
AST Balanced Asset Allocation
AST Capital Growth Asset Allocation
AST CLS Growth Asset Allocation
AST CLS Moderate Asset Allocation
AST Cohen & Steers Realty
AST DeAM Large-Cap Value
AST Federated Aggressive Growth
AST First Trust Balanced Target
AST First Trust Capital Appreciation Target
AST Global Real Estate
AST Goldman Sachs Concentrated Growth
AST Goldman Sachs Mid-Cap Growth
AST Goldman Sachs Small-Cap Value
AST High Yield
AST Horizon Growth Asset Allocation
AST Horizon Moderate Asset Allocation
AST International Growth
AST International Value
AST Jennison Large-Cap Growth
AST Jennison Large-Cap Value
AST JPMorgan International Equity
AST Large-Cap Value
AST Lord Abbett Bond-Debenture
AST Marsico Capital Growth
AST MFS Global Equity
AST MFS GrowthAST Mid-Cap Value
AST Money Market
AST Neuberger Berman Mid-Cap Growth
AST Neuberger Berman/LSV Mid-Cap Value
AST Neuberger Berman Small-Cap Growth
AST Niemann Capital Growth Asset Allocation
AST Parametric Emerging Markets Equity
AST PIMCO Limited Maturity Bond
AST PIMCO Total Return Bond
AST Preservation Asset Allocation
AST Schroders Multi-Asset World Strategies
AST Small-Cap Growth
AST Small-Cap Value
AST T. Rowe Price Asset Allocation
AST T. Rowe Price Global Bond
AST T. Rowe Price Large-Cap Growth
AST T. Rowe Price Natural Resources
AST UBS Dynamic Alpha
AST Western Asset Core Plus Bond
Franklin Templeton VIP Founding Funds Allocation Fund

ProFunds VP
Consumer Goods
Consumer Services
Financials
Health Care
Industrials
Large-Cap Growth
Large-Cap Value
Mid-Cap Growth
Mid-Cap Value
Real Estate
Small-Cap Growth
Small-Cap Value
Telecommunications
Utilities

E. GUARANTEED RETURN OPTION PLUS II
We add the following to the section entitled "Living Benefits."

Guaranteed Return Option Plus II (GRO Plus II)
You can elect this benefit on the Issue Date of your Annuity,  or at any time thereafter if available.  In addition,  you may cancel
GRO Plus II and then re-elect the benefit  beginning on the next  Valuation  Day if  available,  provided that your Account Value is allocated  as  required by the benefit  and you  otherwise  meet our  eligibility  rules.  If you cancel the  benefit,  you lose all guarantees that you have  accumulated  under the benefit.  The initial  guarantee under the  newly-elected  benefit will be based on your current  Account  Value at the time the new benefit  becomes  effective on your  Annuity.  GRO Plus II is not  available if you participate in any other optional  living  benefit.  However,  GRO Plus II may be elected  together with any optional death benefit, other than the  Highest  Daily Value Death  Benefit and the Plus40  Optional  Life  Insurance  Rider.  As detailed  below under "Key
Feature - Allocation of Account  Value",  your  participation  in this benefit among other things  entails your  participation  in a program  that,  as dictated by a  predetermined  mathematical  formula,  may  transfer  your  Account  Value  between  your  elected
Sub-accounts and an AST bond portfolio Sub-account.

Under GRO Plus II, we  guarantee  that the  Account  Value on the date  that the  benefit  is added to your  Annuity  (adjusted  for subsequent  purchase  payments  and  withdrawals  as detailed  below) will not be any less than that  original  value on the seventh anniversary of benefit  election and each anniversary  thereafter.  We refer to this initial  guarantee as the "base  guarantee." In addition  to the base  guarantee,  GRO Plus II offers the  possibility  of an  enhanced  guarantee.  You may  "manually"  lock in an enhanced  guarantee  once per "benefit  year"  (i.e.,  a year  beginning  on the date you acquired the benefit and each  anniversary thereafter)  if your  Account  Value on that  Valuation  Day  exceeds  the amount of any  outstanding  base  guarantee  or  enhanced guarantee.  If you elect to manually  lock-in an enhanced  guarantee on an anniversary  of the effective  date of the benefit,  that lock-in will not count toward the one elective  manual  lock-in you may make each benefit year. We guarantee  that the Account Value locked-in by that enhanced  guarantee  will not be any less seven years later,  and each  anniversary  of that date  thereafter.  In addition,  you may elect an automatic  enhanced  guarantee  feature  under which,  if your  Account  Value on a benefit  anniversary exceeds the highest  existing  guarantee by 7% or more,  we guarantee  that such  Account  Value will not be any less seven  benefit anniversaries later and each benefit anniversary  thereafter.  You may maintain only one enhanced guarantee in addition to your base guarantee.  Thus, when a new enhanced guarantee is created,  it cancels any existing enhanced guarantee.  However,  the fact that an enhanced guarantee was effected  automatically on a benefit anniversary does not prevent you from "manually"  locking-in an enhanced guarantee  during the ensuing  benefit year.  Conversely,  the fact that you  "manually"  locked in an enhanced  guarantee  does not preclude the possibility of an automatic  enhanced guarantee on the subsequent  benefit  anniversary.  You may elect to terminate an enhanced  guarantee without also terminating the base guarantee.  If you do, any amounts held in the AST bond portfolio  Sub-account with  respect to that  enhanced  guarantee  will be  transferred  to your other  Sub-accounts  in  accordance  with your most recent allocation instructions (see below "Key Feature - Allocation of Account Value").

Amounts held in an AST bond  portfolio  Sub-account  with respect to the base  guarantee  will not be transferred as a result of the termination of an enhanced guarantee.  You may not lock in an enhanced guarantee,  either manually or through our optional automatic program,  within seven years of the date by which annuity  payments must commence  under the terms of your Annuity  (please see "How and When Do I Choose The Annuity  Payment  Option?" in the prospectus for further  information  on your maximum  Annuity Date).  The inability to lock in an enhanced  guarantee  referenced in the  immediately  preceding  sentence also applies to a new Owner who has acquired the Annuity from the original Owner.

In general,  we refer to a date on which the Account Value is guaranteed to be present as the "maturity  date". If the Account Value on the maturity date is less than the guaranteed  amount,  we will  contribute  funds from our general account to bring your Account
Value up to the  guaranteed  amount.  If the maturity date is not a Valuation  Day, then we would  contribute  such an amount on the next Valuation Day. We will allocate any such amount to each  Sub-account  (other than the AST bond portfolio  Sub-account used with this benefit and described  below) in accordance  with your most recent  allocation  instructions.  Regardless of whether we need to contribute  funds at the end of a guarantee  period,  we will at that time  transfer all amounts held within the AST bond  portfolio
Sub-account  associated with the maturing  guarantee to your other  Sub-accounts  on a pro rata basis,  unless your Account Value is being  allocated  according to an asset  allocation  program,  in such case your Account Value will be transferred  according to the program.  The  guarantees  provided  by the benefit  exist only on the  applicable  maturity  date(s).  However,  due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future  guarantees,  the benefit may provide some protection  from  significant  Sub-account  losses.  For this same  reason,  the  benefit  may limit your  ability  to benefit  from
Sub-account increases while it is in effect.

We increase both the base guarantee and any enhanced  guarantee by the amount of each Purchase  Payment made  subsequent to the date that the  guarantee was  established.  For example,  if the effective  date of the benefit was January 1, 2010 and the Account Value was $100,000 on that date,  then a $30,000  Purchase  Payment made on March 30, 2011 would  increase  the base  guarantee  amount to
$130,000.

If you make a  withdrawal,  we effect a  proportional  reduction to each  existing  guarantee  amount.  We calculate a  proportional reduction by reducing each existing  guarantee  amount by the percentage  represented by the ratio of the withdrawal  amount to your
Account Value immediately prior to the withdrawal.

If you make a withdrawal,  we will deduct the  withdrawal  amount pro rata from each of your  Sub-accounts  (including  the AST bond portfolio Sub-account used with this benefit).

Any partial withdrawal for payment of any third party investment  advisory service will be treated as a withdrawal,  and will reduce each guarantee amount proportionally, in the manner indicated above.

EXAMPLE
This  example is purely  hypothetical  and does not reflect  the  charges  for the  benefit or any other fees and charges  under the
Annuity. It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.

Assume the following:
o        The Issue Date is December 1, 2010
o        The benefit is elected on December 1, 2010
o        The Account Value on December 1, 2010 is $200,000, which results in a base guarantee of $200,000
o        An enhanced guarantee amount of $300,000 is locked in on December 1, 2011
o        The Account Value immediately prior to the withdrawal is equal to $300,000

If a withdrawal of $50,000 is taken on December 15, 2011,  all guarantee  amounts will be reduced by the ratio the total  withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

Here is the calculation (figures are rounded):

------------------------------------------------------------------------------------------------------------------------------------
Withdrawal Amount divided by                                     $   50,000
Account Value before withdrawal                                  $ 300,000
Equals ratio                                                    16.67%
All guarantees will be reduced by the above ratio (16.67%)
Base guarantee amount                                           $ 166,667
Enhanced guarantee amount                                       $ 250,000
------------------------------------------------------------------------------------------------------------------------------------

Key Feature - Allocation of Account Value
We limit the Sub-accounts to which you may allocate  Account Value if you elect GRO Plus II. For purposes of this benefit,  we refer to those  permitted  investment  options (other than the required bond  portfolio  Sub-accounts  discussed  below) as the "Permitted
Sub-accounts."

GRO Plus II uses a  predetermined  mathematical  formula to help  manage your  guarantees  through  all market  cycles.  Because the formula is made part of your  Rider  schedule  supplement,  the  formula  applicable  to you may not be  altered  once you elect the benefit.  However,  subject to regulatory  approval,  we do reserve the right to amend the formula for  newly-issued  Annuities that elect or re-elect GRO Plus II and for existing  Annuities that elect the benefit  post-issue.  This required formula helps us manage our financial  exposure under GRO Plus II, by moving assets out of certain  Sub-accounts if dictated by the formula (see below).  In essence,  we seek to preserve the value of these assets,  by transferring  them to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts  corresponding to these bond portfolios  collectively as the
"AST bond  portfolio  Sub-accounts."  The  formula  also  contemplates  the  transfer  of Account  Value from an AST bond  portfolio
Sub-account  to the other  Sub-accounts  in certain other  scenarios.  The formula is set forth in Section H of this  Supplement.  A summary  description of each AST bond portfolio  Sub-account appears within the Prospectus section entitled "What Are The Investment
Objectives  and  Policies Of The  Portfolios?"  You will be furnished  with a  prospectus  describing  the AST bond  portfolios.  In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.

For purposes of operating the GRO Plus II formula,  we have included  within this Annuity  several AST bond portfolio  Sub-accounts.
Each AST bond portfolio is unique,  in that its underlying  investments  generally  mature at different  times.  For example,  there would be an AST bond  portfolio  whose  underlying  investments  generally  mature in 2020, an AST bond portfolio  whose  underlying investments  generally mature in 2021, and so forth. As discussed  below, the formula  determines the appropriate AST bond portfolio
Sub-Account to which Account Value is transferred.  We will introduce new AST bond portfolio  Sub-accounts  in subsequent  years, to correspond  generally  to the length of new  guarantee  periods  that are created  under this  benefit  (and the  Highest  Daily GRO benefits).  If you have  elected GRO Plus II, you may have Account  Value  allocated to an AST bond  portfolio  Sub-account  only by operation of the  predetermined  mathematical  formula,  and thus you may not allocate  purchase payments to or make transfers to or from such a  Sub-account.  Please see the  Prospectus  for your Annuity and the  prospectus  for the Advanced  Series Trust for more information about each AST bond portfolio used with this benefit.

Although we employ  several  AST bond  portfolio  Sub-accounts  for  purposes of the  benefit,  the  formula  described  in the next paragraph  operates so that your Account Value may be allocated to only one AST bond  portfolio  Sub-account at one time. On any day a transfer  into or out of the AST bond  portfolio  Sub-account  is made the formula may dictate that a transfer out of one AST bond portfolio  Sub-account be made into another AST bond  portfolio  Sub-account.  Any transfer into an AST bond  portfolio  Sub-account will be directed to the AST bond portfolio  Sub-account  associated with the "current liability",  as described below. As indicated, the AST bond  portfolio  Sub-accounts  are employed with this benefit to help us mitigate the financial  risks under our  guarantee.
Thus, in accordance with the formula  applicable to you under the benefit,  we determine which AST bond portfolio  Sub-account  your
Account Value is transferred to, and under what circumstances a transfer is made.

In general,  the formula works as follows.  On each  Valuation Day, the formula  automatically  performs an analysis with respect to each guarantee that is  outstanding.  For each  outstanding  guarantee,  the formula begins by determining the present value on that
Valuation Day that, if appreciated at the applicable  "discount rate",  would equal the applicable  guarantee amount on the maturity date.  As detailed in the formula,  the discount rate is an interest  rate  determined  by taking a benchmark  index used within the financial  services industry and then reducing that interest rate by a prescribed  adjustment.  Once selected,  we do not change the applicable  benchmark  index  (although  we do  reserve  the  right  to use a new  benchmark  index  if the  original  benchmark  is discontinued).  The  greatest of each such  present  value is referred to as the "current  liability"  in the  formula.  The formula compares the current  liability  to the amount of your  Account  Value held within the AST bond  portfolio  Sub-account  and to your
Account  Value held within the  Permitted  Sub-accounts.  If the current  liability,  reduced by the amount held within the AST bond portfolio Sub-account,  and divided by the amount held within the Permitted Sub-accounts,  exceeds an upper target value (currently,
85%),  then the  formula  will make a transfer  into the AST bond  portfolio  Sub-account,  in the amount  dictated  by the  formula
(subject to the 90% cap  discussed  below).  If the  current  liability,  reduced by the amount  held within the AST bond  portfolio
Sub-account,  and divided by the amount within the Permitted Sub-accounts,  is less than a lower target value (currently, 79%), then the formula will transfer  Account Value within the AST bond portfolio  Sub-account into the Permitted  Sub-accounts,  in the amount dictated by the formula.

The formula will not execute a transfer to the AST bond  portfolio  Sub-account  that results in more than 90% of your Account Value being  allocated to the AST bond  portfolio  Sub-account  ("90% cap").  Thus, on any  Valuation  Day, if the formula would require a transfer to the AST bond portfolio  Sub-account  that would result in more than 90% of the Account Value being  allocated to the AST bond  portfolio  Sub-account,  only the amount  that  results in exactly 90% of the Account  Value being  allocated  to the AST bond portfolio Sub-account will be transferred.  Additionally,  future transfers into the AST bond portfolio Sub-account will not be made
(regardless of the performance of the AST bond portfolio  Sub-account and the Permitted  Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account.  Once this transfer occurs out of the AST bond portfolio  Sub-account,  future amounts may be  transferred to or from the AST bond  portfolio  Sub-account if dictated by the formula  (subject to the 90% cap). At no time will the formula  make a transfer to the AST bond  portfolio  Sub-account  that  results in greater than 90% of your Account
Value being  allocated to the AST bond portfolio  Sub-account.  However,  it is possible that, due to the investment  performance of your  allocations in the AST bond portfolio  Sub-account and your allocations in the Permitted  Sub-accounts you have elected,  your
Account Value could be more than 90% invested in the AST bond portfolio  Sub-account.  If you make additional  purchase  payments to your Annuity  while the 90% cap is in effect,  the formula will not transfer  any of such  additional  purchase  payments to the AST bond portfolio  Sub-account at least until there is first a transfer out of the AST bond  portfolio  Sub-account,  regardless of how much of your Account Value is in the Permitted  Sub-accounts.  This means that there could be scenarios under which,  because of the additional  purchase  payments  you  make,  less  than 90% of your  entire  Account  Value is  allocated  to the AST bond  portfolio
Sub-account,  and the formula  will still not transfer any of your Account  Value to the AST bond  portfolio  Sub-account  (at least until there is first a transfer out of the AST bond portfolio Sub-account).

For example,
o        March 19, 2010 - a transfer is made to the AST bond  portfolio  Sub-account  that  results in the 90% cap being met and now
     $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
o        March 20,  2010 - you make an  additional  purchase  payment  of  $10,000.  No  transfers  have been made from the AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
o        On March 20,  2010  (and at least  until  first a  transfer  is made out of the AST bond  portfolio  Sub-account  under the formula) - the  $10,000  payment  is  allocated  to the  Permitted  Sub-accounts  and on this date you have 82% in the AST bond portfolio Sub-account and 18% in the Permitted  Sub-accounts (such that $20,000 is allocated to the Permitted  Sub-accounts and
     $90,000 to the AST bond portfolio Sub-account).
o        Once there is a transfer out of the AST bond portfolio  Sub-account (of any amount),  the formula will operate as described above,  meaning  that the formula  could  transfer  amounts to or from the AST bond  portfolio  Sub-account  if dictated by the formula (subject to the 90% cap).

Under the operation of the formula,  the 90% cap may come into existence and be removed  multiple times while you participate in the benefit.  We will  continue to monitor your Account  Value daily and, if dictated by the formula,  systematically  transfer  amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.

As discussed  above,  each Valuation Day, the formula  analyzes the difference  between your Account Value and your  guarantees,  as well as how long you have owned the benefit,  and  determines if any portion of your Account Value needs to be  transferred  into or out of the AST bond  portfolio  Sub-accounts.  Therefore,  at any given  time,  some,  none,  or most of your  Account  Value may be allocated to the AST bond portfolio Sub-accounts.

The amount that is  transferred  to and from the AST bond portfolio  Sub-accounts  pursuant to the formula  depends upon a number of factors unique to your Annuity (and is not necessarily  directly correlated with the securities  markets,  bond markets, or interest rates, in general) including:
o        The difference between your Account Value and your guarantee amount(s);
o        The amount of time until the maturity of your guarantee(s);
o        The amount invested in, and the performance of, the Permitted Sub-accounts;
o        The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;
o        The discount rate used to determine the present value of your guarantee(s);
o        Additional purchase payments, if any, that you make to the Annuity; and
o        Withdrawals, if any, taken from the Annuity.

Any  amounts  invested in the AST bond  portfolio  Sub-accounts  will affect your  ability to  participate  in a  subsequent  market recovery within the Permitted  Sub-accounts.  Conversely,  the Account Value may be higher at the beginning of the market  recovery,
e.g.  more of the Account  Value may have been  protected  from decline and  volatility  than it  otherwise  would have been had the benefit not been elected.  The AST bond  portfolio  Sub-accounts  are available only with these  benefits,  and you may not allocate purchase payments or transfer Account Value to or from the AST bond portfolio Sub-accounts.

Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.

Election/Cancellation of the Benefit
GRO Plus II can be elected on the Issue Date of your Annuity,  or on any Valuation Day thereafter,  provided that your Account Value is allocated in a manner  permitted with the benefit and that you otherwise meet our  eligibility  rules.  You may elect GRO Plus II only if the  oldest of the Owner and  Annuitant  is 84 or younger  on the date of  election  (80 or  younger,  in New York).  If you currently  participate in a living  benefit that may be canceled,  you may terminate that benefit at any time and elect GRO Plus II.
However,  you will lose all guarantees that you had accumulated  under those benefits.  The base guarantee under GRO Plus II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.

GRO Plus II will terminate  automatically  upon: (a) the death of the Owner or the Annuitant (in an entity owned  contract),  unless the Annuity is continued by the surviving spouse;  (b) as of the date Account Value is applied to begin annuity payments;  (c) as of the  anniversary of benefit  election that  immediately  precedes the  contractually-mandated  latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit,  GRO Plus II will no longer provide any guarantees.  The charge for the GRO Plus II benefit will no longer be deducted from your Account Value upon termination of the benefit.

If you wish,  you may cancel the GRO Plus II  benefit.  You may also  cancel an  enhanced  guarantee,  but leave the base  guarantee intact.  Upon  cancellation,  you may elect any other currently  available living benefit  beginning on the next Valuation Day after you have  cancelled the GRO Plus II benefit,  provided that your Account Value is allocated in a manner  permitted  with the benefit and that you otherwise meet our eligibility  rules.  Upon  cancellation  of the GRO Plus II benefit,  any Account Value allocated to the AST bond portfolio  Sub-account used with the formula will be reallocated to the Permitted  Sub-Accounts  according to your most recent  allocation  instructions  or, in  absence  of such  instructions,  pro rata  (i.e.  in  direct  proportion  to your  current allocations).  Upon your  re-election of GRO Plus II, Account Value may be transferred  between the AST bond portfolio  Sub-accounts and the  Permitted  Sub-accounts  according to the  predetermined  mathematical  formula  (see "Key Feature - Allocation  of Account
Value" above for more details).  It is possible that over time the formula could  transfer some,  none, or most of the Account Value to the AST bond  portfolio  Sub-accounts  under GRO Plus II.  You also  should be aware  that upon  cancellation  of the GRO Plus II benefit,  you will lose all guarantees  that you had accumulated  under the benefit.  Thus, the guarantees  under any  newly-elected benefit  will be based on your  current  Account  Value at benefit  effectiveness.  The benefit  you elect or  re-elect  may be more expensive than the benefit you cancel.  Once the GRO Plus II benefit is canceled you are not required to re-elect  another  optional living benefit and any subsequent  benefit  election may be made on or after the first  Valuation Day following the  cancellation of the GRO Plus II benefit provided that the benefit you are looking to elect is available on a post-issue basis.

Special Considerations under GRO Plus II
This benefit is subject to certain rules and restrictions, including, but not limited to the following:

o        Upon inception of the benefit,  100% of your Account Value must be allocated to the Permitted  Sub-accounts.  The Permitted
     Sub-accounts  are those described in Section D of this  supplement.  No fixed interest rate  allocations may be in effect as of the date that you elect to participate in the benefit.
o        Transfers to and from your elected  Sub-accounts  and an AST bond portfolio  Sub-account  will not count toward the maximum number of free transfers allowable under the Annuity.
o        Any amounts  applied to your Account  Value by us on a maturity  date will not be treated as  "investment  in the contract"
     for income tax purposes.
o        As the time  remaining  until the  applicable  maturity  date  gradually  decreases,  the benefit  may become  increasingly sensitive to moves to an AST bond portfolio Sub-account.
o        We currently limit the Sub-accounts to which you may allocate  Account Value if you participate in this benefit.  Moreover, if you are  invested in  prohibited  investment  options  and seek to acquire the  benefit,  we will ask you to  reallocate  to permitted  investment  options as a prerequisite to acquiring the benefit.  Should we prohibit access to any investment option, any transfers  required to move Account Value to eligible  investment  options will not be counted in determining the number of free transfers during an Annuity Year.
o        If you elect this  benefit,  and in connection  with that  election you are required to reallocate to different  investment options  permitted  under this benefit,  then on the Valuation Day on which we receive your request in Good Order,  we will (i)
     sell units of the  non-permitted  investment  options and (ii) invest the proceeds of those sales in the  permitted  investment options that you have designated.  During this  reallocation  process,  your Account Value allocated to the  Sub-accounts  will remain exposed to investment  risk, as is the case generally.  The protection  afforded by the  newly-elected  benefit will not arise until the close of business on the following Valuation Day.

Charges under the Benefit
We  deduct an  annualized  charge  equal to 0.60% of the  average  daily net  assets  of the  Sub-accounts  (including  any AST bond portfolio  Sub-account) for  participation  in the GRO Plus II benefit.  The annual charge is deducted daily. The charge is deducted to  compensate  us for:  (a) the risk  that  your  Account  Value on a  maturity  date is less than the  amount  guaranteed  and (b)
administration of the benefit.

Closing of GRO Plus 2008
GRO Plus 2008 is described in the section of the prospectus  entitled  "Living Benefits ". GRO Plus 2008 will no longer be available for new  elections  or  re-adds in those  jurisdictions  where we have  received  regulatory  approval  to offer GRO Plus II. If you currently  participate in GRO Plus 2008, this closing does not affect you or the guarantees  associated with your benefit.  However, subsequent to the closure, you will no longer be allowed to re-elect GRO Plus 2008 if you decide to terminate it.

F. HIGHEST DAILY GUARANTEED RETURN OPTION II (HD GRO II)
We add the following to the section entitled "Living Benefits."

Highest Daily Guaranteed Return Option II
You can elect this benefit on the Issue Date of your Annuity,  or at any time thereafter if available.  In addition,  you may cancel
HD GRO II and then  re-elect the benefit  beginning on the next  Valuation  Day if  available,  provided  that your Account Value is allocated as required by the benefit and that you otherwise  meet our  eligibility  rules.  If you cancel the benefit,  you lose all guarantees that you have  accumulated  under the benefit.  The initial  guarantee under the  newly-elected  benefit will be based on your  current  Account  Value at the time the new benefit  becomes  effective  on your  Annuity.  HD GRO II is not  available if you participate in any other living  benefit.  However,  HD GRO II may be elected  together with any optional death benefit,  other than the Highest  Daily Value  Death  Benefit or the Plus40  Optional  Life  Insurance  Rider.  As  detailed  below under "Key  Feature -
Allocation of Account Value",  your  participation in this benefit among other things entails your  participation in a program that, as dictated by a predetermined  mathematical  formula,  may transfer your Account Value between your elected Sub-accounts and an AST bond portfolio Sub-account.

HD GRO II creates a series of separate  guarantees,  each of which is based on the highest  Account  Value  attained on a day during the applicable time period.  As each year of your  participation  in the benefit passes,  we create a new guarantee.  Each guarantee then  remains in  existence  until the date on which it matures  (unless the benefit  terminates  sooner).  We refer to each date on which the specified  Account Value is guaranteed as the "maturity  date" for that  guarantee.  HD GRO II will not create a guarantee if the maturity  date of that  guarantee  would extend beyond the date by which  annuity  payments must commence  under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.

The guarantees  provided by the benefit exist only on the applicable  maturity date(s).  However,  due to the ongoing  monitoring of your Account  Value,  and the transfer of Account Value to support our future  guarantees,  the benefit may provide some  protection from  significant  Sub-account  losses.  For this same  reason,  the  benefit  may limit your  ability to benefit  from  Sub-account increases while it is in effect.

The initial  guarantee  is created on the day that the HD GRO II benefit is added or re-added to your  Annuity.  We  guarantee  that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit  anniversary")  will not be less than your Account Value on the day that the HD GRO II benefit was added to your Annuity.  Each benefit anniversary  thereafter, we create a new  guarantee.  With respect to each such  subsequent  guarantee,  we identify the highest  Account Value that occurred between the date of that benefit  anniversary  and the date on which HD GRO II was added to your  Annuity.  We  guarantee  that your
Account Value ten years after that benefit  anniversary  will be no less than the highest  daily Account Value that occurred  during that time period.  The  following  example  illustrates  the time period over which we identify the highest  daily Account Value for purposes of each  subsequent  guarantee under the benefit.  If the date of benefit  election were January 1, 2010, we would create a guarantee on January 1, 2014 based on the highest  Account  Value  achieved  between  January 1, 2010 and January 1, 2014,  and that guarantee  would mature on January 1, 2024. As described  below, we adjust each of the guarantee  amounts for purchase  payments and withdrawals.

If the Account Value on the maturity date is less than the guaranteed  amount,  we will contribute funds from our general account to bring your Account Value up to the guaranteed  amount.  If the maturity date is not a Valuation Day, then we would  contribute  such an amount on the next  Valuation  Day. We will  allocate  any such  amount to each  Sub-account  (other than the AST bond  portfolio
Sub-accounts used with this benefit and described below) in accordance with your most recent  allocations  instructions.  Regardless of whether we need to contribute funds at the end of a guarantee  period,  we will at that time transfer all amounts held within the
AST bond portfolio  Sub-account  associated with the maturing guarantee to your other Sub-accounts on a pro rata basis,  unless your
Account Value is being  allocated  according to an asset  allocation  program,  in such case your Account Value will be  transferred according to the program.

We increase the amount of each  guarantee  that has not yet reached its maturity  date,  as well as the highest  daily Account Value that we calculate to establish a guarantee,  by the amount of each Purchase Payment made prior to the applicable  maturity date. For example,  if the  effective  date of the  benefit was January 1, 2010,  and there was an initial  guaranteed  amount that was set at
$100,000  maturing  January 1, 2020,  and a second  guaranteed  amount that was set at  $120,000  maturing  January 1, 2021,  then a
$30,000 Purchase Payment made on March 30, 2011 would increase the guaranteed amounts to $130,000 and $150,000, respectively.

If you make a  withdrawal,  we effect a  proportional  reduction to each  existing  guarantee  amount.  We calculate a  proportional reduction by reducing each existing  guarantee  amount by the percentage  represented by the ratio of the withdrawal  amount to your
Account Value immediately prior to the withdrawal.

If you make a withdrawal,  we will deduct the  withdrawal  amount pro rata from each of your  Sub-accounts  (including  the AST bond portfolio Sub-account used with this benefit).

Any partial withdrawal for payment of any third party investment  advisory service will be treated as a withdrawal,  and will reduce each guarantee amount proportionally, in the manner indicated above.

EXAMPLE
This  example is purely  hypothetical  and does not reflect  the  charges  for the  benefit or any other fees and charges  under the
Annuity. It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.

Assume the following:
o        The Issue Date is December 1, 2010
o        The benefit is elected on December 1, 2010
o        The Account Value on December 1, 2010 is $200,000, which results in an initial guarantee of $200,000
o        An additional guarantee amount of $300,000 is locked in on December 1, 2011
o        The Account Value immediately prior to the withdrawal is equal to $300,000

If a withdrawal of $50,000 is taken on December 15, 2011,  all guarantee  amounts will be reduced by the ratio the total  withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

Here is the calculation (figures are rounded):

------------------------------------------------------------------------------------------------------------------------------------
     Withdrawal Amount divided by                                       $   50,000
     Account Value before withdrawal                                    $ 300,000
     Equals ratio                                                          16.67%
     All guarantees will be reduced by the above ratio (16.67%)
     Initial guarantee amount                                           $ 166,667
     Additional guarantee amount                                        $ 250,000
------------------------------------------------------------------------------------------------------------------------------------

Key Feature - Allocation of Account Value
We limit the  Sub-accounts  to which you may allocate  Account Value if you elect HD GRO II. For purposes of this benefit,  we refer to those permitted investment options (other than the AST bond portfolio used with this benefit) as the "Permitted Sub-accounts".

HD GRO II uses a predetermined  mathematical  formula to help manage your guarantees through all market cycles.  Because the formula is made part of your Rider schedule supplement,  the formula may not be altered once you elect the benefit.  However, subject to any regulatory  approval,  we do reserve the right to amend the formula for newly-issued  Annuities that elect or re-elect HD GRO II and for existing  Annuities that elect the benefit  post-issue.  This required  formula helps us manage our financial  exposure under HD
GRO II, by moving assets out of certain  Sub-accounts in certain  scenarios if dictated by the formula (see below).  In essence,  we seek to preserve the value of these assets,  by  transferring  them to a more stable option (i.e.,  one of a specified group of bond portfolios  within Advanced Series Trust). We refer to the Sub-accounts  corresponding to these bond portfolios  collectively as the
"AST bond  portfolio  Sub-accounts").  The formula  also  contemplates  the  transfer of Account  Value from the AST bond  portfolio
Sub-accounts to the Permitted Sub-accounts in other scenarios.  The formula is set forth in Section H of this Supplement.  A summary description  of each AST bond  portfolio  Sub-account  appears  within the  Prospectus  section  entitled  "What Are The  Investment
Objectives  and  Policies Of The  Portfolios?"  You will be furnished  with a  prospectus  describing  the AST bond  portfolios.  In addition, you can find a copy of the AST bond portfolios' prospectus by going to www.prudentialannuities.com

For purposes of operating  the HD GRO II formula,  we have included  within this Annuity  several AST bond  portfolio  Sub-accounts.
Each AST bond  portfolio  is  unique,  in that its  underlying  investments  generally  mature at the same time as each  outstanding maturity  date that exists under the  benefit.  For  example,  there would be an AST bond  portfolio  whose  underlying  investments generally mature in 2020  (corresponding to all guarantees that mature in 2020), an AST bond portfolio whose underlying  investments generally  mature in 2021  (corresponding  to all guarantees  that mature in 2021),  and so forth. As discussed  below,  the formula determines the appropriate  AST bond portfolio  Sub-Account to which Account Value is  transferred..  We will introduce new AST bond portfolio  Sub-accounts in subsequent  years, to correspond  generally to the length of new guarantee periods that are created under this benefit.  If you have elected Highest Daily GRO II, you may have Account Value  allocated to an AST bond portfolio  Sub-account only by  operation of the  predetermined  mathematical  formula,  and thus you may not  allocate  purchase  payments to, or transfer
Account Value to or from,  such a Portfolio.  Please see the prospectus for your Annuity and the prospectus for the Advanced  Series
Trust for more information about each AST bond portfolio used with this benefit.

Although we employ several AST bond  portfolios for purposes of the benefit,  the formula  described in the next paragraph  operates so that your Account  Value may be allocated to only one AST bond  portfolio at one time.  On any day a transfer  into or out of the
AST bond  portfolio is made the formula may dictate that a transfer out of one AST bond  portfolio  Sub-account be made into another
AST bond  portfolio  Sub-account.  Any transfer into an AST bond  portfolio  Sub-account  will be directed to the AST bond portfolio associated with the "current  liability",  as described below. As indicated,  the AST bond portfolios are employed with this benefit to help us mitigate the  financial  risks under our  guarantee.  Thus, in  accordance  with the formula  applicable to you under the benefit,  we determine  which AST bond portfolio your Account Value is transferred  to, and under what  circumstances  a transfer is made.

In general,  the formula works as follows.  On each  Valuation Day, the formula  automatically  performs an analysis with respect to each guarantee that is  outstanding.  For each  outstanding  guarantee,  the formula begins by determining the present value on that
Valuation Day that, if appreciated at the applicable  "discount rate",  would equal the applicable  guarantee amount on the maturity date.  As detailed in the formula,  the discount rate is an interest  rate  determined  by taking a benchmark  index used within the financial  services industry and then reducing that interest rate by a prescribed  adjustment.  Once selected,  we do not change the applicable  benchmark  index  (although  we do  reserve  the  right  to use a new  benchmark  index  if the  original  benchmark  is discontinued).  The  greatest of each such  present  value is referred to as the "current  liability"  in the  formula.  The formula compares the current  liability  to the amount of your  Account  Value held within the AST bond  portfolio  Sub-account  and to your
Account  Value held within the  Permitted  Sub-accounts.  If the current  liability,  reduced by the amount held within the AST bond portfolio  Sub-account,  and  divided  by the amount  held  within  your  Permitted  Sub-accounts,  exceeds  an upper  target  value
(currently,  85%),  then the formula will make a transfer into the AST bond  portfolio  Sub-account,  in the amount  dictated by the formula  (subject  to the 90% cap  discussed  below).  If the  current  liability,  reduced by the amount  held  within the AST bond portfolio  Sub-account,  and divided by the amount  within your other  Sub-accounts,  is less than a lower target value  (currently,
79%), then the formula will transfer  Account Value within the AST bond portfolio  Sub-account into the Permitted  Sub-accounts,  in the amount dictated by the formula.

The formula will not execute a transfer to the AST bond  portfolio  Sub-account  that results in more than 90% of your Account Value being  allocated to the AST bond  portfolio  Sub-account  ("90% cap").  Thus, on any  Valuation  Day, if the formula would require a transfer to the AST bond portfolio  Sub-account  that would result in more than 90% of the Account Value being  allocated to the AST bond  portfolio  Sub-account,  only the amount  that  results in exactly 90% of the Account  Value being  allocated  to the AST bond portfolio Sub-account will be transferred.  Additionally,  future transfers into the AST bond portfolio Sub-account will not be made
(regardless of the performance of the AST bond portfolio  Sub-account and the Permitted  Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account.  Once this transfer occurs out of the AST bond portfolio  Sub-account,  future amounts may be  transferred to or from the AST bond  portfolio  Sub-account if dictated by the formula  (subject to the 90% cap). At no time will the formula  make a transfer to the AST bond  portfolio  Sub-account  that  results in greater than 90% of your Account
Value being  allocated to the AST bond portfolio  Sub-account.  However,  it is possible that, due to the investment  performance of your allocations in the AST bond portfolio  Sub-account and your allocations in the Permitted  Sub-accounts you have selected,  your
Account Value could be more than 90% invested in the AST bond portfolio  Sub-account.  If you make additional  purchase  payments to your Annuity  while the 90% cap is in effect,  the formula will not transfer  any of such  additional  purchase  payments to the AST bond portfolio  Sub-account at least until there is first a transfer out of the AST bond  portfolio  Sub-account,  regardless of how much of your Account Value is in the Permitted  Sub-accounts.  This means that there could be scenarios under which,  because of the additional  purchase  payments  you  make,  less  than 90% of your  entire  Account  Value is  allocated  to the AST bond  portfolio
Sub-account,  and the formula  will still not transfer any of your Account  Value to the AST bond  portfolio  Sub-account  (at least until there is first a transfer out of the AST bond portfolio Sub-account).

For example,
o        March 19, 2010 - a transfer is made to the AST bond  portfolio  Sub-account  that  results in the 90% cap being met and now
     $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
o        March 20,  2010 - you make an  additional  purchase  payment  of  $10,000.  No  transfers  have been made from the AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
o        On March 20,  2010  (and at least  until  first a  transfer  is made out of the AST bond  portfolio  Sub-account  under the formula),  the  $10,000  payment  is  allocated  to the  Permitted  Sub-accounts  and on this date you have 82% in the AST bond portfolio Sub-account and 18% in the Permitted  Sub-accounts (such that $20,000 is allocated to the Permitted  Sub-accounts and
     $90,000 to the AST bond portfolio Sub-account).
o        Once there is a  formula-initiated  transfer out of the AST bond portfolio  Sub-account  (of any amount),  the formula will operate as described above,  meaning that the formula could transfer  amounts to or from the AST bond portfolio  Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula,  the 90% cap may come into existence and be removed  multiple times while you participate in the benefit.  We will  continue to monitor your Account  Value daily and, if dictated by the formula,  systematically  transfer  amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.

As discussed  above,  each Valuation Day, the formula  analyzes the difference  between your Account Value and your  guarantees,  as well as how long you have owned the benefit,  and  determines if any portion of your Account Value needs to be  transferred  into or out of the AST bond  portfolio  Sub-accounts.  Therefore,  at any given  time,  some,  none,  or most of your  Account  Value may be allocated to the AST bond portfolio Sub-accounts.

The amount that is  transferred  to and from the AST bond portfolio  Sub-accounts  pursuant to the formula  depends upon a number of factors unique to your Annuity (and is not necessarily  directly correlated with the securities  markets,  bond markets, or interest rates, in general) including:

o        The difference between your Account Value and your guarantee amount(s);
o        The amount of time until the maturity of your guarantee(s);
o        The amount invested in, and the performance of, the Permitted Sub-accounts;
o        The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;
o        The discount rate used to determine the present value of your guarantee(s);
o        Additional purchase payments, if any, that you make to the Annuity; and
o        Withdrawals, if any, taken from the Annuity.

Any  amounts  invested in the AST bond  portfolio  Sub-accounts  will affect your  ability to  participate  in a  subsequent  market recovery within the Permitted  Sub-accounts.  Conversely,  the Account Value may be higher at the beginning of the market  recovery,
e.g.  more of the Account  Value may have been  protected  from decline and  volatility  than it  otherwise  would have been had the benefit not been elected.

The AST bond portfolio  Sub-accounts are available only with these benefits,  and you may not allocate purchase payments or transfer
Account Value to or from the AST bond portfolio Sub-accounts.

Transfers do not impact any guarantees that have already been locked-in.

Election/Cancellation of the Benefit
HD GRO II can be elected on the Issue Date of your Annuity,  or on any Valuation  Day  thereafter,  provided that your Account Value is allocated in a manner  permitted with the benefit and you otherwise meet our  eligibility  requirements.  You may elect HD GRO II only if the  oldest of the Owner and  Annuitant  is 84 or younger  on the date of  election  (80 or  younger,  in New York).  If you currently  participate  in a living  benefit that may be cancelled,  you may terminate that benefit at any time and elect HD GRO II.
However you will lose all guarantees  that you had accumulated  under the previous  benefit.  The initial  guarantee under HD GRO II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.

HD GRO II will terminate  automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract),  unless the
Annuity is continued by the surviving spouse;  (b) as of the date Account Value is applied to begin annuity payments;  (c) as of the anniversary  of benefit  election  that  immediately  precedes the  contractually-mandated  latest  annuity  date,  or (d) upon full surrender of the Annuity.  If you elect to terminate the benefit,  HD GRO II will no longer provide any  guarantees.  The charge for the HD GRO II benefit will no longer be deducted from your Account Value upon termination of the benefit.

If you wish, you may cancel the HD GRO II benefit.  You may then elect any other  currently  available  living benefit  beginning on the next Valuation Day after you have  cancelled the HD GRO II benefit,  provided that your Account Value is allocated in the manner permitted with the benefit and you otherwise meet our eligibility  requirements.  Upon  cancellation  of the HD GRO II benefit,  any
Account  Value  allocated  to the AST bond  portfolio  Sub-accounts  used with the  formula  will be  reallocated  to the  Permitted
Sub-Accounts  according to your most recent allocation  instructions or, in absence of such  instructions,  pro rata (i.e. in direct proportion to your current  allocations).  Upon your re-election of HD GRO II, Account Value may be transferred between the AST bond portfolio  Sub-accounts  and the other  Sub-accounts  according  to the  predetermined  mathematical  formula  (see  "Key  Feature -
Allocation of Account  Value" section for more  details).  It is possible that over time the formula could  transfer some,  most, or none of the Account Value to the AST bond portfolio  Sub-accounts  under the  newly-elected  benefit.  You also should be aware that upon  cancellation  of the HD GRO II benefit,  you will lose all guarantees that you had  accumulated  under the benefit.  Thus, the guarantees  under your  newly-elected  benefit  will be based on your  current  Account  Value at the time the new  benefit  becomes effective. The benefit you elect or re-elect may be more expensive than the benefit you cancel.

Special Considerations under HD GRO II
This benefit is subject to certain rules and restrictions, including, but not limited to the following:
o        Upon inception of the benefit,  100% of your Account Value must be allocated to the Permitted  Sub-accounts.  The Permitted
        Sub-accounts are those described in the Investment Option section of the prospectus.  No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.
o        Transfers to and from your elected  Sub-accounts  and an AST bond portfolio  Sub-account  will not count toward the maximum number of free transfers allowable under the Annuity.
o        Any amounts  applied to your Account  Value by us on a maturity  date will not be treated as  "investment  in the contract"
        for income tax purposes.
o        As the time  remaining  until the  applicable  maturity  date  gradually  decreases,  the benefit  may become  increasingly sensitive to moves to an AST bond portfolio Sub-account.
o        We currently limit the Sub-accounts to which you may allocate  Account Value if you participate in this benefit.  Moreover, if you are invested in  prohibited  investment  options and seek to acquire the benefit,  we will ask you to  reallocate  to permitted  investment  options as a  prerequisite  to acquiring  the benefit.  Should we prohibit  access to any  investment option, any transfers  required to move Account Value to eligible  investment options will not be counted in determining the number of free transfers during an Annuity Year.
o        If you elect this  benefit,  and in connection  with that  election you are required to reallocate to different  investment options permitted under this benefit,  then on the Valuation Day on which we receive your request in Good Order, we will (i)
        sell units of the non-permitted  investment options and (ii) invest the proceeds of those sales in the permitted  investment options that you have designated.  During this reallocation  process,  your Account Value allocated to the Sub-accounts will remain  exposed to  investment  risk,  as is the case  generally.  The  newly-elected  benefit will commence at the close of business on the following  Valuation  Day. The  protection  afforded by the  newly-elected  benefit will not arise until the close of business on the following Valuation Day.

Charges under the Benefit
We  deduct an  annualized  charge  equal to 0.60% of the  average  daily net  assets  of the  Sub-accounts  (including  any AST bond portfolio  Sub-account) for  participation in the HD GRO II benefit.  The annual charge is deducted daily. The charge is deducted to compensate  us for:  (a) the risk  that  your  Account  Value  on the  maturity  date is less  than the  amount  guaranteed  and (b)
administration of the benefit.

Closing of Highest Daily GRO ("HD GRO")
HD GRO is  described  in the section of the  prospectus  entitled  "Living  Benefits".  HD GRO will no longer be  available  for new elections  or re-adds  in those  jurisdictions  where we have  received  regulatory  approval  to offer HD GRO II. If you  currently participate in HD GRO, this closing does not affect you or the guarantees associated with your benefit.  However,  subsequent to the closure, you will no longer be allowed to re-elect HD GRO if you decide to terminate it.

G. Optional 90% Cap Rule Applicable to Highest Daily GRO and GRO Plus 2008
In the  section  entitled  "Living  Benefits  - Highest  Daily GRO" and  "Living  Benefits - GRO Plus  2008",  we add the  following description  of an  optional  benefit  feature  for owners of Highest  Daily GRO and GRO Plus 2008 that limits the amount of Account
Value that can be allocated to the AST bond portfolio Sub-account used with each benefit.

OPTIONAL FEATURE FOR HIGHEST DAILY GRO and GRO PLUS 2008
If you currently own an Annuity and have elected,  as of the date of this Supplement,  the Highest Daily GRO benefit or the GRO Plus
2008 benefit,  you can elect this optional  feature,  at no additional  cost, which utilizes a new asset transfer  formula.  The new predetermined  mathematical  formula is described  below and will replace the "Transfer  Calculation"  portion of the asset transfer formula  currently used in connection with your benefit on a prospective  basis.  This election may only be made once and may not be revoked once elected. The new asset transfer formula is added to Appendix J in your prospectus, and is provided below.

Although we employ  several  AST bond  portfolio  Sub-accounts  for  purposes of the  benefit,  the  formula  described  in the next paragraph  operates so that your Account  Value may be  allocated to only one AST bond  portfolio  Sub-account  at one time.  In the description  of the  formula  in the next  paragraph,  we refer to the AST bond  portfolio  Sub-account  in which  you are  invested immediately  prior to any potential asset transfer as the "Current AST bond portfolio  Sub-account."  The formula may dictate that a transfer  out of the Current AST bond  portfolio  Sub-account  be made,  or  alternatively  may mandate a transfer  into an AST bond portfolio  Sub-account.  Any transfer into an AST bond portfolio  Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability" (we refer to that Sub-account as the "Transfer AST bond portfolio  Sub-account").  Note that if the  Current AST bond  portfolio  Sub-account  is  associated  with the current  liability,  then that  Sub-account  would be the
Transfer AST bond portfolio  Sub-account,  and we would simply  transfer  additional  assets into the Sub-account if dictated by the formula.

Under the new formula,  the formula will not execute a transfer to the Transfer AST bond portfolio  Sub-account that results in more than 90% of your Account  Value being  allocated  to the Transfer AST bond  portfolio  Sub-account  ("90% cap rule").  Thus,  on any
Valuation  Day, if the formula would  require a transfer to the Transfer AST bond  portfolio  Sub-account  that would result in more than 90% of the Account  Value being  allocated  to the  Transfer AST bond  portfolio  Sub-account,  only the amount that results in exactly 90% of the Account Value being allocated to the Transfer AST bond portfolio  Sub-account will be transferred.  Additionally, future  transfers into the Transfer AST bond portfolio  Sub-account  will not be made (regardless of the performance of the Transfer
AST bond portfolio  Sub-account and the Permitted  Sub-accounts) at least until there is first a  formula-initiated  transfer out of the Transfer AST bond portfolio Sub-account.  Once this transfer occurs out of the Transfer AST bond portfolio  Sub-account,  future amounts may be  transferred to or from the Transfer AST bond  portfolio  Sub-account if dictated by the formula  (subject to the 90%
cap rule). At no time will the formula make a transfer to the Transfer AST bond portfolio  Sub-account  that results in greater than
90% of your Account Value being allocated to the Transfer AST bond portfolio  Sub-account.  However, it is possible that, due to the investment  performance of your  allocations in the Transfer AST bond portfolio  Sub-account  and your  allocations in the Permitted
Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.

If you make  additional  purchase  payments to your Annuity  while the transfer  restriction  of the 90% cap rule is in effect,  the formula will not transfer any of such  additional  purchase  payments to the Transfer AST bond portfolio  Sub-account at least until there is first a transfer out of the Transfer AST bond  portfolio  Sub-account,  regardless  of how much of your Account Value is in the Permitted  Sub-accounts.  This means that there could be scenarios under which,  because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Transfer AST bond portfolio  Sub-account,  and the formula will still not transfer  any of your  Account  Value to the  Transfer  AST bond  portfolio  Sub-account  (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account).

For example,
o        March 19,  2010 - a  transfer  is made that  results  in the 90% cap rule being met and now  $90,000  is  allocated  to the
     Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
o        March 20, 2010 - you make an  additional  purchase  payment of $10,000.  No transfers  have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
o        As of March 20,  2010 (and at least  until  first a transfer is made out of the  Transfer  AST bond  portfolio  Sub-account under the formula) - the $10,000  payment is allocated to the Permitted  Sub-accounts  and now you have 82% in the Transfer AST bond portfolio Sub-account and 18% in the Permitted  Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).
o        Once there is a transfer out of the Transfer AST bond portfolio  Sub-account  (of any amount),  the formula will operate as described  above,  meaning that the formula could transfer  amounts to or from the Transfer AST bond  portfolio  Sub-account if dictated by the formula (subject to the 90% cap rule).

If at the time you elect the 90% cap rule,  more than 90% of your Account  Value is allocated to an AST bond  portfolio  Sub-account used with the benefit,  a transfer will be made from the AST bond  portfolio  Sub-account  such that Account Value will be allocated
90% to the AST bond portfolio  Sub-account and 10% will be allocated to your elected  Sub-accounts.  Amounts to be transferred  from the AST bond portfolio  Sub-account to your elected Sub-accounts will be transferred  according to the following  "hierarchy" (i.e., if a given item is  inapplicable,  we use the next  instruction  that is applicable):  (a) the percentages  dictated by any existing asset allocation  program;  or (b) the percentages  dictated by any  auto-rebalancing  program; or (c) pro-rata according to amounts currently  held in your elected  Sub-accounts;  or (d) according to the  currently-effective  allocation  instructions  used for the allocation of subsequent Purchase Payments.

It is possible that  additional  transfers  might occur after this initial  transfer if dictated by the formula.  The amount of such additional  transfer(s)  will vary. If on the date this feature is elected,  100% of your Account Value is allocated to the Transfer
AST bond  portfolio  Sub-account,  a  transfer  of an  amount  equal to 10% of your  Account  Value  will be made to your  Permitted
Sub-accounts.  It is possible than an additional  transfer to the Permitted  Sub-accounts  could occur the following  Valuation Day, and in some  instances  (based upon the formula) this  additional  transfer  could be large.  Thereafter,  your Account Value can be transferred  between the Transfer AST bond portfolio  Sub-account and your Permitted  Sub-accounts as frequently as daily,  based on what the formula prescribes.

Once the transfer  restriction of the 90% cap rule is triggered,  future transfers into the Transfer AST bond portfolio  Sub-account will not be made  (regardless of the performance of the Transfer AST bond portfolio  Sub-account and the Permitted  Sub-accounts) at least until there is first a transfer out of the Transfer  AST bond  portfolio  Sub-account.  Once this  transfer  occurs out of the
Transfer AST bond portfolio  Sub-account,  future amounts may be transferred to or from the Transfer AST bond portfolio  Sub-account if dictated by the formula (subject to the 90% cap rule).

Important Considerations When Electing this Feature:
o        At any  given  time,  some,  most or none of your  Account  Value  may be  allocated  to the  Transfer  AST bond  portfolio
     Sub-account.
o        Please be aware that because of the way the 90% cap rule asset  transfer  formula  operates,  it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
o        If this feature is elected,  any Account Value  transferred  to the  Permitted  Sub-accounts  is subject to the  investment performance  of those  Sub-accounts.  Your  Account  Value can go up or down  depending  on the  performance  of the  Permitted
     Sub-accounts you select.
o        Your election of the 90% cap rule will not result in your losing the  guarantees  you had  accumulated  under your existing
     Highest Daily GRO benefit or GRO Plus 2008 benefit.

The following is added to Appendix J in your prospectus:

FORMULA FOR ANNUITIES WITH 90% CAP RULE FEATURE - GRO PLUS 2008 AND HIGHEST DAILY GRO

The following are the terms and definitions referenced in the transfer calculation formula:

o        AV is the current Account Value of the Annuity
o        V is the current Account Value of the elected Sub-accounts of the Annuity
o        B is the total current value of the AST bond portfolio Sub-account
o        Cl is the lower target value. Currently, it is 79%.
o        Ct is the middle target value. Currently, it is 82%.
o        Cu is the upper target value. Currently, it is 85%.
o        T is the amount of a transfer into or out of the Transfer AST bond portfolio Sub-account.

For each guarantee provided under the benefit,
o        Gi is the guarantee amount
o        Ni is the number of days until the maturity date
o        di is the discount rate  applicable to the number of days until the maturity  date.  It is determined  with  reference to a benchmark index,  reduced by the Discount Rate Adjustment and subject to the discount rate minimum.  The discount rate minimum, beginning on the effective date of the benefit,  is three percent,  and will decline monthly over the first twenty-four  months following the effective date of the benefit to one percent in the twenty-fifth  month, and will remain at one percent for every month  thereafter.  Once selected,  we will not change the  applicable  benchmark  index.  However,  if the benchmark  index is discontinued,  we will  substitute a successor  benchmark  index,  if there is one.  Otherwise we will  substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

Transfer Calculation

The  formula,  which  is set on the  Effective  Date of the 90% Cap  Rule,  and is not  changed  while  the  benefit  is in  effect, determines, on each Valuation Day, when a transfer is required.

On the  Effective  Date of the 90% Cap Rule (and only on this date),  the  following  asset  transfer  calculation  is  performed to determine the amount of Account Value allocated to the AST bond portfolio Sub-account:

If (B / (V + B) > .90), then

T = B - [(V + B) * .90]

If T as described  above is greater than $0, then that amount ("T") is transferred  from the AST bond  portfolio  Sub-account to the elected  Sub-accounts  and no  additional  transfer  calculations  are  performed  on the  Effective  Date of the 90% Cap Rule.  Any transfers into the AST bond portfolio  Sub-account are suspended.  The suspension will be lifted once a transfer out of the AST bond portfolio Sub-account occurs.

On each Valuation  Date  thereafter  (including the Effective Date of the 90% Cap Rule,  provided (B / (V + B) < = .90), the formula begins by  determining  the value on that  Valuation Day that, if  appreciated  at the  applicable  discount  rate,  would equal the
Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability (L)."

L = MAX(Li), where Li = Gi / (1 + di) (Ni/365)

Next the formula calculates the following formula ratio:

r = (L - B) / V

If the formula ratio exceeds an upper target value,  then all or a portion of the Account Value will be  transferred to the AST bond portfolio  Sub-account  associated  with the  current  liability,  subject to the rule that  prevents a transfer  into that AST bond portfolio  Sub-account  if 90% or more of  Account  Value is in that  Sub-account  (the "90% cap  rule").  If, at the time we make a transfer to the AST bond portfolio  Sub-account  associated  with the current  liability,  there is Account Value allocated to a AST bond portfolio  Sub-account  not  associated  with the current  liability,  we will transfer all assets from that AST bond portfolio
Sub-account to the AST bond portfolio Sub-account associated with the current liability.

The formula will transfer assets into the Transfer AST bond portfolio Sub-account if r > Cu, subject to the 90% cap rule.

The transfer amount is calculated by the following formula:

T = {Min(MAX(0, (.90 * (V + B)) - B), [L - B - V * Ct] / (1 - Ct))}

If the formula  ratio is less than a lower target value and there are assets in the Transfer AST bond  portfolio  Sub-account,  then the formula will transfer assets out of the Transfer AST bond portfolio Sub-account into the elected Sub-accounts.

The formula will transfer assets out of the Transfer AST bond portfolio Sub-account if r < Cl and B > 0.

The transfer amount is calculated by the following formula:

T = {Min(B, - [L - B - V * Ct] / (1 - Ct))}

If,  following  a transfer  to the  elected  Sub-accounts,  there are assets  remaining  in an AST bond  portfolio  Sub-account  not associated  with the current  liability,  we will  transfer  all assets  from that AST bond  portfolio  Sub-account  to the AST bond portfolio Sub-account associated with the current liability.

If transfers into the AST bond  portfolio  Sub-account  are  restricted  due to the operation of the 90% cap rule,  then we will not perform any intra-AST bond portfolio  Sub-account  transfers.  However, if assets transfer out of an AST bond portfolio  Sub-account and into the  elected  Sub-accounts  due to the  maturity  of the AST bond  portfolio,  by  operation  of the  formula,  assets  may subsequently transfer to another AST bond portfolio  Sub-account that is associated with a future guarantee,  subject to the 90% cap rule.

If transfers into the AST bond  portfolio  Sub-account  are  restricted  due to the operation of the 90% cap rule,  then we will not perform any intra-AST bond portfolio  Sub-account  transfers.  However, if assets transfer out of an AST bond portfolio  Sub-account and into the elected  Sub-accounts  due to the maturity of the AST bond  portfolio,  by  operation  of the formula,  such assets may subsequently transfer to another AST bond portfolio  Sub-account that is associated with a future guarantee,  subject to the 90% cap rule.

H. FORMULA FOR HIGHEST DAILY GRO II AND GRO PLUS II

The following are the terms and definitions referenced in the transfer calculation formula:

o        AV is the current Account Value of the Annuity
o        VV is the current Account Value of the elected Sub-accounts of the Annuity
o        VF is the current Account Value of any fixed-rate Sub-accounts of the Annuity
o        B is the total current value of the AST bond portfolio Sub-account
o        Cl is the lower target value. Currently, it is 79%.
o        Ct is the middle target value. Currently, it is 82%.
o        Cu is the upper target value. Currently, it is 85%.
o        T is the amount of a transfer into or out of the AST bond portfolio Sub-account.

For each guarantee provided under the benefit,
o        Gi is the guarantee amount
o        Ni is the number of days until the maturity date
o        di is the discount rate  applicable to the number of days until the maturity  date.  It is determined  with  reference to a benchmark index,  reduced by the Discount Rate Adjustment and subject to the discount rate minimum.  The discount rate minimum, beginning on the effective date of the benefit,  is three percent,  and will decline monthly over the first twenty-four  months following the effective date of the benefit to one percent in the twenty-fifth  month, and will remain at one percent for every month  thereafter.  Once selected,  we will not change the  applicable  benchmark  index.  However,  if the benchmark  index is discontinued,  we will  substitute a successor  benchmark  index,  if there is one.  Otherwise we will  substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

The formula,  which is set on the effective  date and is not changed while the benefit is in effect,  determines,  on each Valuation
Day, when a transfer is required.

The formula begins by determining  the value on that  Valuation Day that, if  appreciated  at the  applicable  discount rate,  would equal the  guarantee  amount at the end of each  applicable  guarantee  period.  We call the  greatest of these  values the "current liability (L)."

L = MAX(Li), where Li = Gi / (1 + di) (Ni/365)

Next the formula calculates the following formula ratio:

r = (L - B) / (VV + VF)

If the formula ratio exceeds an upper target value,  then all or a portion of the Account Value will be  transferred to the AST bond portfolio  Sub-account  associated  with the  current  liability  subject to the rule that  prevents  a  transfer  into the AST bond portfolio  Sub-account if 90% or more of Account Value is in that  Sub-account (the "90% cap"). If at the time we make a transfer to the AST bond portfolio  Sub-account  associated with the current liability there is Account Value allocated to an AST bond portfolio
Sub-account not associated with the current liability,  we will transfer all assets from that AST bond portfolio  Sub-account to the
AST bond portfolio Sub-account associated with the current liability.

The formula will transfer assets into the AST bond portfolio Sub-account if r > Cu, subject to the 90% cap.

The transfer amount is calculated by the following formula:

T = {Min(MAX(0, (.90 * (VV + VF + B)) - B), [L - B - (VV + VF) * Ct] / (1 - Ct))}

If the  formula  ratio is less  than a lower  target  value and there are  assets in the AST bond  portfolio  Sub-account,  then the formula will transfer assets out of the AST bond portfolio Sub-account into the elected Sub-accounts.

The formula will transfer assets out of the AST bond portfolio Sub-account if r < Cl and B > 0.

The transfer amount is calculated by the following formula:

T = {Min(B, - [L - B - (VV + VF) * Ct] / (1 - Ct))}

If transfers  into the AST bond portfolio  Sub-account  are restricted due to the operation of the 90% cap, then we will not perform any intra-AST bond portfolio  Sub-account  transfers.  However, if assets transfer out of an AST bond portfolio Sub-account and into the elected  Sub-accounts due to the maturity of the AST bond portfolio,  by operation of the formula,  such assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap.

I. AMENDED DISCLOSURE PERTAINING TO HIGHEST DAILY GRO
We revise the  following  line item (and footnote 3) in the section  entitled  "Your  Optional  Benefit Fees and Charges" to read as appears  below.  This change  reflects the fact that the current  charge and maximum  charge for this benefit are the same, and thus clarifies the comparable portion of the May 1, 2009 prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                             YOUR OPTIONAL BENEFIT FEES AND CHARGES(1)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- ----------------------------------------------- --------------------------------------
                OPTIONAL BENEFIT                           OPTIONAL BENEFIT FEE/CHARGE                   TOTAL ANNUAL CHARGE(2)
                                                         (as a percentage of Sub-account                     for Choice 2000
                                                     net assets, unless otherwise indicated)
------------------------------------------------- ----------------------------------------------- --------------------------------------
------------------------------------------------- ----------------------------------------------- --------------------------------------

HIGHEST DAILY GRO

Current and Maximum Charge(3)                                         0.60%                                       1.25%
------------------------------------------------- ----------------------------------------------- --------------------------------------

How Charge is Determined

1) Highest Daily GRO: Charge for this benefit is assessed against the average daily net assets of the  Sub-accounts.  If you elected the benefit prior to May 1, 2009, the fees are as follows:  0.35% of Sub-account  assets,  for a total annual charge of 1.00%. 1.25%
total annual  charge  applies in all Annuity  Years.  If you elected the benefit on or after May 1, 2009 1.25% total  annual  charge applies in all Annuity Years.
2) The Total  Annual  Charge  includes  the  Insurance  Charge  assessed  against  the  average  daily net assets  allocated  to the
Sub-accounts.  If you elect more than one optional  benefit,  the Total Annual Charge would be higher to include the charge for each optional benefit.
3) Because there is no higher charge to which we could  increase the current  charge,  the current charge and maximum charge are one and the same.  Thus,  so long as you retain the benefit,  we cannot  increase your charge for the benefit.  However,  subject to any regulatory  approval,  we do reserve  the right to increase  the charge for  newly-issued  Annuities  that elect the benefit and for existing Annuities that elect or re-add the benefit post-issue.

J.  OTHER INFORMATION:

a.       Contingent on shareholder  approval,  effective on or about November 13, 2009, the AST Focus Four Plus Portfolio will merge into the AST First Trust Capital  Appreciation Target Portfolio.  Thereafter,  the AST Focus Four Plus Portfolio will cease to exist, and any Account Value that had been invested in the AST Focus Four Plus Portfolio Sub-account  immediately prior to the merger will be transferred into the AST First Trust Capital Appreciation Target Portfolio Sub-account.

b.        The following  underlying  portfolios are added as Sub-accounts to your Annuity effective January 4, 2010,  however please note that you may not make  Purchase  Payments  to, or  transfer  Account  Value  from,  these  Sub-accounts,  and that  these
      Sub-accounts  are  available  only with  certain  living  benefits.  In the section  entitled  "Summary  of Contract  Fees and
      Charges," we add the following to the table of Underlying Mutual Fund Portfolio Annual Expenses:

                                                                                                                Acquired    Total Annual
                       UNDERLYING PORTFOLIO                                                                     Portfolio     Portfolio
                                                                     Management Fee      Other     (12b-1)       Fees &       Expenses
                                                                                       Expenses       Fee       Expenses
------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------

AST Bond Portfolio 2017                                                  0.65%*         0.31%**      0.00%        0.00%      0.96%***
AST Bond Portfolio 2021                                                  0.65%*         0.31%**      0.00%        0.00%      0.96%***

* The contractual  investment  management fee rate is subject to certain  breakpoints.  In the event the combined  average daily net assets of the AST Bond Portfolio  2017, the AST Bond Portfolio  2021, the AST Bond Portfolio  2015, the AST Bond Portfolio 2016, the
AST Bond  Portfolio  2018, the AST Bond Portfolio  2019,  the AST Bond Portfolio  2020, and the AST Investment  Grade Bond Portfolio
(each, a Bond Portfolio and collectively,  the Bond Portfolios) do not exceed $500 million,  each Portfolio's  investment management fee rate  will  equal  0.65% of its  average  daily net  assets.  In the event the  combined  average  daily net  assets of the Bond
Portfolios  exceed $500 million,  the portion of a Portfolio's  assets to which the investment  management fee rate of 0.65% applies and the portion of a Portfolio's  assets to which the  investment  management  fee rate of 0.64% applies will be determined on a pro rata basis. Such fee would be computed as follows.

                         [0.65% x ($500 million x Individual Portfolio Assets / Combined Portfolio Assets)] +

            [0.64% x (Combined Portfolio Assets - $500 million) x Individual Portfolio Assets / Combined Portfolio Assets]

**  Estimates  based on an assumed  average  daily net asset level of $50 million for each  Portfolio  during the fiscal year ending
December 31, 2010. As used in connection  with each  Portfolio,  "other  expenses"  includes  expenses for  accounting and valuation services,  custodian  fees,  audit and legal fees,  transfer agency fees, fees paid to  non-interested  Trustees,  and certain other miscellaneous items. Each Portfolio also will pay participating  insurance companies an administrative  services fee of 0.10% of its average  daily net assets on an  annualized  basis,  subject to  certain  voluntary  asset-based  breakpoints.  Such  administrative services fee will compensate  participating insurance companies for providing certain services to beneficial shareholders in lieu of the Trust, including the printing and mailing of fund prospectuses and shareholder reports.

*** Estimates based on an assumed average daily net asset level of $50 million for each Portfolio during the fiscal year ending
December 31, 2010.  The Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for each Portfolio so that each Portfolio's investment management fees plus other expenses
(exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, acquired fund fees and     expenses, and
extraordinary expenses) do not exceed 1.00% of each Portfolio's average daily net assets for the fiscal year ending December 31,
2010.

c.       In the section entitled "Investment Options", we add the following to the table of  "Investment Objectives/Policies"

----------------------------------------------------------------------------------------------------------------------------------
      STYLE/                                                                                                 PORTFOLIO ADVISOR/
       TYPE                                    INVESTMENT OBJECTIVES/POLICIES                                   SUB-ADVISOR
----------------------------------------------------------------------------------------------------------------------------------
                                                      ADVANCED SERIES TRUST
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
   Fixed Income    AST Bond Portfolio 2017: seeks the highest  potential total return  consistent with its Prudential Investment
                   specified  level of risk  tolerance to meet the  parameters  established to support the    Management, Inc.
                   GRO benefits  and maintain  liquidity  to support  changes in market  conditions  for a fixed  maturity of 2017.  Please note that you may not make  Purchase  Payments  to, or transfer  Account  Value  to or  from,  this  portfolio,  and that  this  portfolio  is available only with certain living benefits.
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
   Fixed Income    AST Bond Portfolio 2021: seeks the highest  potential total return  consistent with its Prudential Investment
                   specified  level of risk  tolerance to meet the  parameters  established to support the    Management, Inc.
                   GRO benefits  and maintain  liquidity  to support  changes in market  conditions  for a fixed  maturity of 2021.  Please note that you may not make  Purchase  Payments  to, or transfer  Account  Value  to or  from,  this  portfolio,  and that  this  portfolio  is available only with certain living benefits.
----------------------------------------------------------------------------------------------------------------------------------